Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment		$ 178	$ 310
Less: accumulated depreciation		(57)	(228)
Property and equipment, net	$ 115	121	82
Computer, Equipment and Software
Property, Plant and Equipment [Line Items]
Property and equipment		178	155
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment		$ 0	$ 155